Leases - Summary of the effect on consolidated balance sheet as a result of ASC 842 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Prepayments and other current assets	¥ 441,483	$ 62,181	¥ 424,918	¥ 240,647	¥ 247,411
Operating lease right-of-use assets	125,205	17,635	99,652	95,108
LIABILITIES
Operating lease liabilities, current	(35,123)	(4,947)	(31,110)	(42,094)
Operating lease liabilities, non-current	¥ (107,605)	$ (15,156)	¥ (68,768)	¥ (46,250)
Adjustments due to adoption of ASC 842
ASSETS
Prepayments and other current assets					(6,764)
Operating lease right-of-use assets					95,108
LIABILITIES
Operating lease liabilities, current					(42,094)
Operating lease liabilities, non-current					¥ (46,250)